Other income (Details Narrative)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Other Income and Expenses [Abstract]
Other income	$ 877	$ 650	$ 267	$ 102